AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 88.7%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	29,315,143	$351,781,721
AST BlackRock/Loomis Sayles Bond Portfolio*	20,248,578	316,282,788
AST ClearBridge Dividend Growth Portfolio*	7,168,833	149,183,418
AST Emerging Markets Equity Portfolio*	720,549	6,103,052
AST Goldman Sachs Global Income Portfolio*	34,296,612	427,335,785
AST Goldman Sachs Small-Cap Value Portfolio*	1,072,616	20,958,910
AST High Yield Portfolio*	3,350,656	36,991,238
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,123,783	80,000,080
AST International Growth Portfolio*	6,181,101	145,503,112
AST International Value Portfolio*	6,935,424	127,334,381
AST Jennison Large-Cap Growth Portfolio*	2,133,221	118,137,784
AST Large-Cap Core Portfolio*	17,484,347	376,088,315
AST Loomis Sayles Large-Cap Growth Portfolio*	1,741,250	134,685,714
AST MFS Growth Portfolio*	2,851,651	115,007,095
AST MFS Large-Cap Value Portfolio*	8,096,549	174,642,558
AST Mid-Cap Growth Portfolio*	1,164,453	15,848,210
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	251,700	6,941,891
AST PIMCO Dynamic Bond Portfolio*	6,913,732	70,934,887
AST Prudential Core Bond Portfolio*	79,384,384	1,108,205,996
AST QMA International Core Equity Portfolio*	9,795,470	113,725,413
AST Small-Cap Growth Opportunities Portfolio*	883,359	22,463,821
AST Small-Cap Growth Portfolio*	425,897	26,363,009
AST Small-Cap Value Portfolio*	883,661	19,511,228
AST T. Rowe Price Large-Cap Growth Portfolio*	2,361,222	135,793,863
AST T. Rowe Price Large-Cap Value Portfolio*	10,729,248	156,110,555
AST Templeton Global Bond Portfolio*	131,266	1,395,361
AST WEDGE Capital Mid-Cap Value Portfolio*	361,265	6,889,322
AST Wellington Management Global Bond Portfolio*	42,504,455	517,704,268
AST Western Asset Core Plus Bond Portfolio*	48,562,022	713,861,724
AST Western Asset Emerging Markets Debt Portfolio*	3,660,571	45,317,865

Total Long-Term Investments (cost $4,957,966,527)(w)		5,541,103,364

	Shares	Value
Short-Term Investments — 11.3%
Affiliated Mutual Fund — 10.8%
PGIM Core Ultra Short Bond Fund (cost $676,020,775)(w)	676,020,775	$676,020,775

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.5%
U.S. Treasury Bills
5.895%	02/25/21	34,100	34,086,121
(cost $34,091,796)

Total Short-Term Investments (cost $710,112,571)				710,106,896

TOTAL INVESTMENTS—100.0% (cost $5,668,079,098)				6,251,210,260

Liabilities in excess of other assets(z) — (0.0)%				(1,955,671)

Net Assets — 100.0%				$6,249,254,589

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
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AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
514	2 Year U.S. Treasury Notes	Dec. 2020	$113,573,922	$46,373
1,256	5 Year U.S. Treasury Notes	Dec. 2020	158,295,250	196,652
377	10 Year U.S. Treasury Notes	Dec. 2020	52,603,281	134,495
506	20 Year U.S. Treasury Bonds	Dec. 2020	89,198,313	(301,055)
554	Mini MSCI EAFE Index	Dec. 2020	51,333,640	(929,661)
154	Russell 2000 E-Mini Index	Dec. 2020	11,583,880	(212,691)
1,111	S&P 500 E-Mini Index	Dec. 2020	186,203,600	1,207,389
				$141,502
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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